Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		26 Months Ended	32 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jun. 30, 2019	Oct. 31, 2016
Merck Sharp And Dohme Corp [Member]
Related Party Transaction [Line Items]
Research and development agreement description			Under the agreement, MSD provided access to its archive of over 200,000 bacterial pathogens. The Company is initially performing molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of its rapid diagnostic products. MSD gains access to the high-resolution genotype data for the isolates as well as access to the Acuitas Lighthouse informatics to support internal research and development programs.		Under the agreement, Merck provided access to its archive of over 200,000 bacterial pathogens. The Company is initially performing molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of its rapid diagnostic products. Merck gains access to the high-resolution genotype data for the isolates as well as access to the Acuitas Lighthouse informatics to support internal research and development programs.
Maximum required amount to expend for procurement of materials									$ 175,000
Research And Development Expense [Member] | Merck Sharp And Dohme Corp [Member]
Related Party Transaction [Line Items]
Procurement costs recognized	$ 0	$ 22,604	$ 0	$ 22,604	$ 22,603	$ 146,177	$ 171,646	$ 171,646
Service [Member]
Related Party Transaction [Line Items]
Cost of services	251,981	179,402	396,463	347,955	625,516	520,338
Service [Member] | I L U M Health Solutions Limited Liability Company [Member] | Subcontractor Agreement [Member]
Related Party Transaction [Line Items]
Cost of services	0	84,853	0	198,665	329,162	210,180
Product [Member]
Related Party Transaction [Line Items]
Cost of services	$ 198,493	$ 303,663	$ 419,195	$ 646,495	$ 1,222,919	$ 1,612,838